Shareholders' Equity	6 Months Ended
Apr. 30, 2026
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15 — SHAREHOLDERS’ EQUITY

The Company was incorporated in the Cayman Islands in October 2022 under the Cayman Islands Companies Act as an exempted company with limited liability.

For the year ended October 31, 2022, the Company issued 5,000,000 shares to certain founding shareholders in exchange for US$500 based on the par value. On June 29, 2024, our shareholders approved a share split of our outstanding Ordinary Shares at a ratio of 1:5. The Company has retroactively restated all share data for all of the periods presented pursuant to ASC 260 to reflect the share split, resulting in 25,000,000 Ordinary Shares issued and outstanding after the share split.

On December 26, 2024, the Company completed initial public offering, issued and sold 1,200,000 Ordinary Shares, at $4.00 per share for $4.80 million. The net proceeds of $3.89 million after deducting underwriting discounts and the offering expenses payable was received by the Company.

On January 24, 2025, the Company issued and sold 174,403 shares to an over-allotment arrangement, at $4.00 per share for $0.70 million. The net proceeds of 0.38million after deducting underwriting discounts and the offering expenses payable was received by the Company.

On February 28, 2025, the Board of Directors resolved and approved: the company adopt the 2025 Equity Incentive Plan, under which the total number of authorized and issuable shares of the company’s common stock (with a par value of $0.00002 per share) shall be 3,000,000 shares. On March 5, 2025, the company entered into five grant agreements with the respective grantees, specifying the grant date as March 5, 2025, with the vesting arrangement being immediately exercisable. The company recognized share-based compensation included in administrative expenses of $ 19,950,000 for the year ended October 31, 2025, calculated based on the fair value price of $ 6.65 per share on the grant date of March 5, 2025 multiplied by 3,000,000 shares.

On July 7, 2025, the Board of Directors resolved and approved: The Company intends to adopt the 2025 Equity Incentive Plan, under which the total number of authorized and issuable shares of the Company’s common stock (with a par value of $0.00002 per share) shall be 4,500,000 shares. On July 14, 2025, the Company entered into four grant agreements with the respective grantees, specifying the grant date as July 14, 2025, with the vesting arrangement being immediately exercisable. The company recognized share-based compensation included in administrative expenses of $ 4,120,200 for the year ended October 31, 2025, calculated based on the fair value price of $0.9156 per share on the grant date of July 14,2025 multiplied by 4,500,000 shares.

On October 3, 2025, at the 2025 annual general meeting of shareholders (the “AGM”) of the Company, the shareholders of the Company passed resolutions to increase the Company’s authorized share capital and re-classify and re-designate the Company’s authorized share capital. As a result, immediately following the AGM, the Company’s authorized share capital was increased, and re-classified and re-designated from US$50,000 divided into 2,500,000,000 Ordinary Shares of par value US$0.00002 each to US$300,000 divided into 12,000,000,000 Class A Ordinary Shares of par value US$0.00002 each, with each Class A Ordinary Share entitled to one vote, and 3,000,000,000 Class B Ordinary Shares of par value US$0.00002 each, with each Class B Ordinary Share entitled to 20 votes. The Company has retroactively restated all share data for all of the periods presented pursuant to ASC 260 to reflect the share reorganization.

On December 26, 2025, the Company held an extraordinary meeting of shareholders, during which the shareholders approved a proposal to effect a reverse stock split (the “Reverse Split”). The Board of Directors subsequently approved the Reverse Split and determined the exact ratio to be 1-for-50 on January 29, 2026. The Reverse Split became effective on February 20, 2026, and the Class A Ordinary Shares began trading on a post-Reverse Split basis on the Nasdaq Capital Market when the market opened on February 23, 2026, under the same symbol “BYAH.”

In connection with the Reverse Split, each 50 pre-split Class A Ordinary Shares outstanding were automatically combined and converted into one issued and outstanding Class A Ordinary Share without any action on the part of the shareholders. The Company did not issue fractional shares in connection with the Reverse Split. Instead, any fractional share interest that would otherwise have resulted from the Reverse Split was rounded up to the nearest whole share. To effect this rounding-up, an aggregate of 35 shares were issued on February 20, 2026, to settle fractional entitlements at the company level. Subsequently, an additional aggregate of 18,360 shares were issued on February 27, 2026, to complete the rounding-up of fractional shares at the individual shareholder level. The rounding-up of fractional shares did not result in any material change to the shareholders’ proportionate ownership interest in the Company.

All share and per share amounts disclosed in this report, including earnings per share calculations, have been retroactively restated for all periods presented pursuant to ASC 260 to reflect the Reverse Split. The par value of the Class A Ordinary Shares was also adjusted accordingly from US$0.00002 to US$0.001 per share.

On January 28, 2026, the Company completed a public offering, issued and sold 21,875,000 Ordinary Shares, of which 21,875,000 shares related to the public offering, at $0.112 per share for $2.45 million. The net proceeds of $2.244 million after deducting underwriting discounts and the offering expenses payable was received by the Company. The Company also registering 196,875,000 Class A Ordinary Shares underlying the Warrants (the “Warrant Shares”) pursuant to a zero-exercise price option. Each Warrant will have an initial exercise price of $0.112 per Class A Ordinary Share and will be exercisable beginning on the date of the issuance date and ending on the one-year anniversary of the issuance date. As the public offering was completed prior to the effective date of the 1-for-50 reverse stock split on February 20, 2026, the 21,875,000 shares issued in the offering have been retroactively adjusted to reflect the Reverse Split. On a post-split basis, this amount equates to 437,500 Class A Ordinary Shares.The Warrant Shares are also subject to proportional adjustment in connection with the Reverse Split.

On January 27, 2026, one holder exercised its 36,000 Warrant Shares through an alternative cashless exercise option, and the Company issued a total of 36,000 Class A Ordinary Shares on January 30, 2026.

On February 3, 2026, one holder exercised its 32,000 Warrant Shares through an alternative cashless exercise option, and the Company issued a total of 32,000 Class A Ordinary Shares on February 4, 2026.

On February 4, 2026, eleven holders exercised an aggregate of 900,000 Warrant Shares through an alternative cashless exercise option, and the Company issued a total of 900,000 Class A Ordinary Shares on February 4, 2026.

On February 5, 2026, one holder exercised its 12,379 Warrant Shares through an alternative cashless exercise option, and the Company issued a total of 12,379 Class A Ordinary Shares on February 5, 2026.

On February 23, 2026, eleven holders exercised an aggregate of 1,125,121 Warrant Shares through an alternative cashless exercise option, and the Company issued a total of 1,125,121 Class A Ordinary Shares on February 23, 2026.

On March 9, 2026, nine holders exercised an aggregate of 1,656,000 Warrant Shares through an alternative cashless exercise option, and the Company issued a total of 1,656,000 Class A Ordinary Shares on March 9, 2026.

On April 21, 2026, two holders exercised an aggregate of 30,000 Warrant Shares through an alternative cashless exercise option, and the Company issued a total of 30,000 Class A Ordinary Shares on April 21, 2026.

As of April 30, 2026, there were 4,543,884 Class A ordinary shares and 381,000 Class B ordinary shares issued and outstanding.